Note 11 - Supplemental Disclosures With Respect to Cash Flows	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
11.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

During the period ended December 31, 2023, significant non-cash investing and financing transactions included:

(a)	included in accounts payable and accrued liabilities was $341,831 related to exploration and evaluation assets;

(b)	issued 29,900 common shares with a fair value of $235,600 for the acquisition of exploration and evaluation assets;

(c)	issued 40,000 underwriter/agent warrants valued at $270,400 for the public Offering in the United States; and

(d)	issued 30,900 common shares at a value of $187,872 to non-related consulting firm for services.

During the period ended December 31, 2022, significant non-cash investing and financing transactions included:

(a)	included in accounts payable and accrued liabilities was $738,624 related to exploration and evaluation assets;

(b)	included in short-term loans payable $67,717 related to exploration and evaluation assets; and

(c)	issued 879,732 common shares with a fair value of $152,454 for the acquisition of exploration and evaluation assets.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023